Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Parenthetical) (Detail)	Oct. 31, 2020 $ / shares	Oct. 31, 2019
Tandem stock appreciation rights [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding other equity instrument	0	0
Options under hollis wealth plans [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding other equity instrument	10,000	130,000
Ranges of exercise prices for outstanding share options one [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 49.93
Ranges of exercise prices for outstanding share options one [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	55.21
Ranges of exercise prices for outstanding share options Two [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	55.63
Ranges of exercise prices for outstanding share options Two [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	60.67
Ranges of exercise prices for outstanding share options three [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	63.98
Ranges of exercise prices for outstanding share options three [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 81.81